DIRECTOR IMMEDIATE VARIABLE ANNUITY
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

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This Prospectus describes information you should know before you purchase Director Immediate Variable Annuity. Please read it carefully.

The Director Immediate Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is an immediate, tax-deferred, variable annuity offered to individuals. It is:

x  Immediate, because we start making Annuity Payouts within 60 days.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
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At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Technology HLS Fund of Hartford
  Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford
  Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
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FEE TABLE                                                         5
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ANNUAL FUND OPERATING EXPENSES                                    6
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ACCUMULATION UNIT VALUES                                          8
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HIGHLIGHTS                                                       10
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GENERAL CONTRACT INFORMATION                                     11
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  Hartford Life Insurance Company                                11
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  The Separate Account                                           11
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  The Funds                                                      11
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PERFORMANCE RELATED INFORMATION                                  13
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THE CONTRACT                                                     14
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  Purchases and Contract Value                                   14
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  Charges and Fees                                               15
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  Death Benefit                                                  16
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  Surrenders                                                     17
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ANNUITY PAYOUTS                                                  18
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OTHER INFORMATION                                                21
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  Assignment                                                     21
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  Contract Modification                                          21
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  How Contracts are Sold                                         21
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  Legal Matters and Experts                                      21
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  More Information                                               21
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FEDERAL TAX CONSIDERATIONS                                       21
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  A. General                                                     21
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  B. Taxation of Hartford and the Separate Account               21
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  C. Taxation of Purchasers of Non-Qualified Contracts           22
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  D. Contract Owners that are Nonresident Aliens or Foreign
   Corporation                                                   24
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  E. Other Tax Consequences                                      24
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         25
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          26
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ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL
  RATES OF RETURN                                                29
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ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF
  RETURN                                                         31
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4                                                HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Income Start Date.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: An amount equal to the present value of any remaining guaranteed Annuity Payouts determined as of a Contract Anniversary.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUTS: The money we pay after the Income Start Date for the duration and frequency selected.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that will apply when you Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: The General Account includes our company assets.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

INCOME PAYOUT DATE: The date we use to compute the Annuity Payouts.

INCOME START DATE: The time when regularly scheduled Annuity Payouts begin.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYOUT FACTOR: A number used to calculate the first Annuity Payout.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The Contract Value minus any applicable Premium Tax if requested before the Annuity Calculation Date or the Commuted Value minus any applicable Contingent Deferred Sales Charge if requested on or after the Annuity Calculation Date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                5
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                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PREMIUM PAYMENT (as a percentage of
  Premium Payment)                                              None
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CONTINGENT DEFERRED SALES CHARGE (as a percentage of
  Commuted Value) *
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    First Year                                                     6%
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    Second Year                                                    6%
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    Third Year                                                     5%
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    Fourth Year                                                    5%
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    Fifth Year                                                     4%
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    Sixth Year                                                     3%
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    Seventh Year                                                   2%
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    Eighth Year                                                    0%
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
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    Mortality and Expense Risk Charge                           1.25%
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    Total Separate Account Annual Expenses                      1.25%
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*   Only applies to the following Annuity Payout Options after the Income Start
    Date: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, and Payments Guaranteed for a Specified Number of Years.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Example by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)

                                                                                       OTHER              TOTAL FUND
                                                                                     EXPENSES         OPERATING EXPENSES
                                                            MANAGEMENT FEES       (INCLUDING ANY    (INCLUDING ANY WAIVERS
                                                        (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   AND ANY REIMBURSEMENTS)
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Hartford Advisers HLS Fund                                     0.63%                  0.02%                 0.65%
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Hartford Bond HLS Fund                                         0.49%                  0.03%                 0.52%
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Hartford Capital Appreciation HLS Fund                         0.64%                  0.02%                 0.66%
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Hartford Dividend and Growth HLS Fund                          0.65%                  0.03%                 0.68%
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Hartford Global Health HLS Fund (1)                            0.85%                  0.25%                 1.10%
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Hartford Global Leaders HLS Fund                               0.74%                  0.12%                 0.86%
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Hartford Global Technology HLS Fund (1)                        0.85%                  0.25%                 1.10%
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Hartford Growth and Income HLS Fund                            0.78%                  0.04%                 0.82%
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Hartford High Yield HLS Fund                                   0.66%                  0.06%                 0.72%
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Hartford Index HLS Fund                                        0.40%                  0.03%                 0.43%
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Hartford International Advisers HLS Fund                       0.76%                  0.09%                 0.85%
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Hartford International Opportunities HLS Fund                  0.69%                  0.09%                 0.78%
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Hartford MidCap HLS Fund                                       0.76%                  0.03%                 0.79%
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Hartford Money Market HLS Fund                                 0.45%                  0.02%                 0.47%
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Hartford Mortgage Securities HLS Fund                          0.45%                  0.03%                 0.48%
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Hartford Small Company HLS Fund                                0.75%                  0.03%                 0.78%
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Hartford Stock HLS Fund                                        0.46%                  0.02%                 0.48%
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(1) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE INSURANCE COMPANY                                                7
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EXAMPLE

                               If you surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
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Hartford Advisers HLS Fund       $76        $110       $144       $224       $19        $60        $104       $224
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Hartford Bond HLS Fund           $75        $106       $137       $210       $18        $56        $ 97       $210
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Hartford Capital Appreciation
  HLS Fund                       $77        $111       $144       $225       $20        $61        $104       $225
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Hartford Dividend and Growth
  HLS Fund                       $77        $111       $145       $227       $20        $61        $105       $227
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Hartford Global Health HLS
  Fund                           $81        $124        N/A        N/A       $24        $74         N/A        N/A
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Hartford Global Leaders HLS
  Fund                           $79        $117       $154       $246       $22        $67        $114       $246
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Hartford Global Technology
  HLS Fund                       $81        $124        N/A        N/A       $24        $74         N/A        N/A
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Hartford Growth and Income
  HLS Fund                       $78        $116       $152       $242       $21        $66        $112       $242
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Hartford High Yield HLS Fund     $77        $112       $147       $231       $20        $62        $107       $231
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Hartford Index HLS Fund          $74        $103       $132       $200       $17        $53        $ 92       $200
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Hartford International
  Advisers HLS Fund              $79        $116       $154       $245       $22        $66        $114       $245
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Hartford International
  Opportunities HLS Fund         $78        $114       $150       $238       $21        $64        $110       $238
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Hartford MidCap HLS Fund         $78        $115       $151       $239       $21        $65        $111       $239
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Hartford Money Market HLS
  Fund                           $75        $105       $134       $204       $18        $55        $ 94       $204
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Hartford Mortgage Securities
  HLS Fund                       $75        $105       $135       $205       $18        $55        $ 95       $205
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Hartford Small Company HLS
  Fund                           $78        $114       $150       $238       $21        $64        $110       $238
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Hartford Stock HLS Fund          $75        $105       $135       $205       $18        $55        $ 95       $205
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                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Hartford Advisers HLS Fund       $19        $60        $104       $224
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Hartford Bond HLS Fund           $18        $56        $ 97       $210
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Hartford Capital Appreciation
  HLS Fund                       $20        $61        $104       $225
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Hartford Dividend and Growth
  HLS Fund                       $20        $61        $105       $227
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Hartford Global Health HLS
  Fund                           $24        $74         N/A        N/A
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Hartford Global Leaders HLS
  Fund                           $22        $67        $114       $246
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Hartford Global Technology
  HLS Fund                       $24        $74         N/A        N/A
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Hartford Growth and Income
  HLS Fund                       $21        $66        $112       $242
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Hartford High Yield HLS Fund     $20        $62        $107       $231
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Hartford Index HLS Fund          $17        $53        $ 92       $200
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Hartford International
  Advisers HLS Fund              $22        $66        $114       $245
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Hartford International
  Opportunities HLS Fund         $21        $64        $110       $238
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Hartford MidCap HLS Fund         $21        $65        $111       $239
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Hartford Money Market HLS
  Fund                           $18        $55        $ 94       $204
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Hartford Mortgage Securities
  HLS Fund                       $18        $55        $ 95       $205
-----------------------------
Hartford Small Company HLS
  Fund                           $21        $64        $110       $238
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Hartford Stock HLS Fund          $18        $55        $ 95       $205
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8                                                HARTFORD LIFE INSURANCE COMPANY
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ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements, which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

                                                                          YEAR ENDED DECEMBER 31,
                                                                    1999           1998           1997
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HARTFORD BOND HLS FUND SUB-ACCOUNT (Inception date August 1,
 1986)
Accumulation Unit Value at beginning of period                    $   2.258      $   2.114      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.185      $   2.258      $   2.114
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                         167,707        162,501        111,586
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HARTFORD STOCK HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   6.066      $   4.602      $      --
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Accumulation Unit Value at end of period                          $   7.176      $   6.066      $   4.602
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                         432,424        403,629        372,754
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HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   1.716      $   1.650      $      --
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Accumulation Unit Value at end of period                          $   1.777      $   1.716      $   1.650
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                         213,832        183,614        140,797
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HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   4.398      $   3.572      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   4.803      $   4.398      $   3.572
---------------------------------------------------------------------------------------------------------
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,156,230      1,095,048      1,012,472
---------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   5.526      $   4.845      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.501      $   5.526      $   4.845
---------------------------------------------------------------------------------------------------------
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                         347,433        352,482        351,189
---------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT (Inception
 date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.211      $   2.098      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.217      $   2.211      $   2.098
---------------------------------------------------------------------------------------------------------
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                          69,555         78,026         81,143
---------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT (Inception date May 1,
 1987)
Accumulation Unit Value at beginning of period                    $   4.712      $   3.726      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   5.608      $   4.712      $   3.726
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         152,272        131,579        109,837
---------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                    $   1.641      $   1.469      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.267      $   1.641      $   1.469
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         218,272        240,090        264,642
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
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                                                                          YEAR ENDED DECEMBER 31,
                                                                    1999           1998           1997
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HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT (Inception
 date March 8, 1994)
Accumulation Unit Value at beginning of period                    $   2.471      $   2.149      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.570      $   2.471      $   2.149
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         381,269        391,151        308,682
---------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                    $   1.476      $   1.319      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.796      $   1.476      $   1.319
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          57,797         50,971         43,217
---------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT (Inception date
 July 30, 1997)
Accumulation Unit Value at beginning of period                    $   1.371      $   1.097      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.056      $   1.371      $   1.097
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         118,306         33,348          8,306
---------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning of period                    $   1.374      $   1.247      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.251      $   1.374      $   1.247
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         107,808         85,431         56,706
---------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.315      $      --      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.952      $   1.315      $      --
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          25,343            416             --
---------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (Inception
 date June 1, 1998)
Accumulation Unit Value at beginning of period                    $   1.182      $      --      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.422      $   1.182      $      --
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          41,232          4,982             --
---------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.035      $      --      $      --
---------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.070      $   1.035      $      --
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          14,681          1,832             --
---------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your Premium Payment. You may also transfer from another investment. Your Premium Payment must be at least $25,000. You may not make additional Premium Payments.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, we will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity.
The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:

  CONTRACT YEAR
 SURRENDER CHARGE
AS A PERCENTAGE OF  CONTINGENT DEFERRED
  COMMUTED VALUE       SALES CHARGE
---------------------------------------
        1                  6%
---------------------------------------
        2                  6%
---------------------------------------
        3                  5%
---------------------------------------
        4                  5%
---------------------------------------
        5                  4%
---------------------------------------
        6                  3%
---------------------------------------
        7                  2%
---------------------------------------
    8 or more              0%
---------------------------------------

If you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, Hartford agrees to make Annuity Payouts for at least the Specified Number of Years you select. Commuted Value is the present value of any remaining Annuity Payouts to be made during the Specified Number of Years. We calculate the Commuted Value for variable dollar amount Annuity Payouts using the Assumed Investment Return you selected.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A Mortality and Expense Risk Charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, you may Surrender some or all of the amount you invested after Annuity Payouts begin.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

 - Partial Surrenders may have adverse tax consequences, so please consult your tax adviser.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant die. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:

x  Commuted Value;

x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or

x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.

As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

HARTFORD LIFE INSURANCE COMPANY                                               11
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Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

You may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Life Annuity, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years and Payments Guaranteed for a Specified Number of Years. We may make other Annuity Payout Options available at any time.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia and Puerto Rico. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total Premium Payment you make to us.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

12                                               HARTFORD LIFE INSURANCE COMPANY
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HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD LIFE INSURANCE COMPANY                                               13
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Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the

14                                               HARTFORD LIFE INSURANCE COMPANY
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Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with a Premium Payment. You may also transfer assets from an existing investment. The minimum Premium Payment is $25,000. No additional Premium Payments may be made. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE INCOME START DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When your Premium Payment is credited to your Sub-Accounts, it is converted into Accumulation Units by dividing the amount of your Premium Payment, minus any Premium Taxes, by the Accumulation Unit Value for that day. The larger the Premium Payment you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

HARTFORD LIFE INSURANCE COMPANY                                               15
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- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Income Start Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer limitations, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

There are 3 charges and fees associated with the Contract:

1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge is deducted only under the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options. It covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. The longer you leave your Premium Payment in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:

  CONTRACT YEAR
 SURRENDER CHARGE
AS A PERCENTAGE OF  CONTINGENT DEFERRED
  COMMUTED VALUE       SALES CHARGE
---------------------------------------
        1                  6%
---------------------------------------
        2                  6%
---------------------------------------
        3                  5%
---------------------------------------
        4                  5%
---------------------------------------
        5                  4%
---------------------------------------
        6                  3%
---------------------------------------
        7                  2%
---------------------------------------
    8 or more              0%
---------------------------------------

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner

- Upon cancellation during the Right to Cancel Period

2. MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- The primary mortality risk that we assume is made once Annuity Payouts have begun. Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

  For the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, we must cover any difference between the Death Benefit paid and the Surrender Value. These

16                                               HARTFORD LIFE INSURANCE COMPANY
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  differences may occur in periods of declining value or periods when the Contingent Deferred Sales Charges would have been deducted. The risk that we bear during this period is that actual mortality rates, in aggregate, may be higher than expected.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Income Start Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3. PREMIUM TAX

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

BEFORE THE INCOME START DATE -- If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

ON OR AFTER THE INCOME START DATE -- If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:

x  Commuted Value;

x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or

x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.

As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value. The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day. Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Income Start Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take a full Surrender without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Annuitant dies before the Income Start Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Income Start Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the

HARTFORD LIFE INSURANCE COMPANY                                               17
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situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Income Start Date.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. Spousal continuation is available only once for each Contract.

IF DEATH OCCURS BEFORE THE INCOME START DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is                                   Death Benefit is paid to
                              living                                                  the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.

IF DEATH OCCURS ON OR AFTER THE INCOME START DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                                                          Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE INCOME START DATE -- When you Surrender your Contract before the Income Start Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, or Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SURRENDERS AFTER THE INCOME START DATE -- Partial Surrenders are permitted after the Income Start Date if you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Specified Number of Years" you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout

18                                               HARTFORD LIFE INSURANCE COMPANY
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and you must make the Surrender request during the Specified Number of Years.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will not make any Annuity Payouts during the remaining Specified Number of Years. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will reduce the remaining Annuity Payouts during the remaining Specified Number of Years. The remaining Annuity Payouts are reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.

Annuity Payouts that are to be made after the Specified Number of Years is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Income Start Date.

HOW DO I REQUEST A SURRENDER?

Requests for Surrenders must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. The partial Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Income Start Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want to receive level monthly Annuity Payouts?

- What is the Assumed Investment Return?

- How are the variable dollar amount Annuity Payouts determined?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Income Start Date and an Annuity Payout Option when you purchase your Contract. The Income Start Date is any date after the right to cancel period is over and no later than 60 days after your Contract is issued. Once selected, neither the Income Start Date nor your Annuity Payout Option can be changed.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Income Start Date.

HARTFORD LIFE INSURANCE COMPANY                                               19
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All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Income Start Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we pay the Beneficiary the Contract Value as of the Annuity Calculation Date, minus applicable Premium Taxes, and minus any Annuity Payouts already made. This Annuity Payout Option is only available if you select the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of Annuitant. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period, receive the Commuted Value in one lump sum or take the Death Benefit.

For Qualified Contracts, the Annuity Payout period remaining must be less than the life expectancy of the Annuitant when the Contact is issued.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living, but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of younger Annuitant. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. If the Annuitant and the Joint Annuitant both die before Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period or receive the Commuted Value in one lump sum.

When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 100 years minus the age of the Annuitant. If the Annuitant dies before the specified number of years have passed, the Beneficiary may elect either to continue Annuity Payouts for the rest of the specified number of years, or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Income Start Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

20                                               HARTFORD LIFE INSURANCE COMPANY
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- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. DO YOU WANT TO RECEIVE LEVEL MONTHLY ANNUITY PAYOUTS?

You may elect to receive Annuity Payouts that vary in amount each Contract Year, but are level each month throughout the Contract Year. We offer these level payouts on a monthly frequency only. You can begin receiving these level monthly Annuity Payouts on your Income Start Date or as of any anniversary of your Income Start Date. You can cancel these level Annuity Payouts by notifying us within 30 days of the anniversary of the Income Start Date.

The level payouts are available only under the following Annuity Payout Options:

- Life Annuity with Cash Refund

- Life Annuity with Payments Guaranteed for a Specified Number of Years

- Joint and Survivor Life Annuity with Payments Guaranteed for a Specified Number of Years

- Payments Guaranteed for a Specified Number of Years

We will transfer the annual variable Annuity Payout amount to the General Account to provide your level monthly Annuity Payouts. The assets of the General Account are subject to the claims of our creditors. The level monthly Annuity Payouts will be calculated using a fixed interest rate which will be determined annually on each anniversary of your Income Start Date. The minimum interest rate will be 3%, compounded annually.

In situations where we make Annuity Payouts based on the life of the Annuitant, we will calcuate the level monthly Annuity Payout using the mortality table listed in the Contract.

5. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

6. HOW ARE VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS DETERMINED?

A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor found in your Contract, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Income Start Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                               21
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OTHER INFORMATION

ASSIGNMENT

Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION

The Annuitant may not be changed. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter

22                                               HARTFORD LIFE INSURANCE COMPANY
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M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C.  TAXATION OF PURCHASERS OF NON-QUALIFIED CONTRACTS

 1. CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. NATURAL PERSONS

Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

    A. DISTRIBUTIONS PRIOR TO THE INCOME START DATE.

The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

    B. DISTRIBUTIONS AFTER THE INCOME START DATE.

The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

    C. PENALTY TAX ON CERTAIN DISTRIBUTIONS.

Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable

HARTFORD LIFE INSURANCE COMPANY                                               23
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income. In general, however, there is no penalty tax on distributions:

- made on or after a taxpayer reaches age 59 1/2;

- made on or after the death of the Contract Owner;

- attributable to a taxpayer's becoming disabled;

- that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

- made under certain annuities issued in connection with structured settlement agreements; and

- made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

    D. AGGREGATION OF TWO OR MORE CONTRACTS.

All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

    E. POSSIBLE CHANGES IN TAXATION.

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

    F. CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS.

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of
Section 1035 should consult their tax adviser.

    G. TAX STATUS OF THE CONTRACTS.

The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

 3. DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

24                                               HARTFORD LIFE INSURANCE COMPANY
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requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

 5. REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:
(a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. This spousal continuation shall apply only once for this contract. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

D.  CONTRACT OWNERS THAT ARE NONRESIDENT
ALIENS OR FOREIGN CORPORATIONS.

The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

E.  OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

HARTFORD LIFE INSURANCE COMPANY                                               25
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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VARIABLE ANNUITY PAYMENTS
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OTHER INFORMATION
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE INSURANCE COMPANY                                               27
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

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The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE INSURANCE COMPANY                                               29
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ILLUSTRATIONS OF ANNUITY PAYMENTS
ASSUMING HYPOTHETICAL RATES OF RETURN

The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.
WHAT THE GRAPHS ILLUSTRATE -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).
HYPOTHETICAL RATES OF RETURN -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.85%, 4.04% and 9.93%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.62% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.
Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Annuity Payouts".
ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%,
(3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.
For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".
ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Annuity Payouts".
THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts".

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HYPOTHETICAL ILLUSTRATIONS

   HYPOTHETICAL 0% GROSS RATE                            HYPOTHETICAL 6% GROSS RATE
    AVERAGE MONTHLY PAYMENT                                AVERAGE MONTHLY PAYMENT
      FOR EACH YEAR SHOWN                                    FOR EACH YEAR SHOWN
 $1,000 INITIAL PAYMENT; 5% AIR                        $1,000 INITIAL PAYMENT; 5% AIR
--------------------------------                       -------------------------------
                        AVERAGE                                            AVERAGE
      CONTRACT          MONTHLY                           CONTRACT         MONTHLY
        YEAR            PAYMENT                             YEAR           PAYMENT
---------------------   --------                       --------------   --------------
          1                970                                1                 996
          2                906                                2                 988
          3                847                                3                 980
          4                791                                4                 972
          5                740                                5                 964
          6                691                                6                 956
          7                646                                7                 948
          8                604                                8                 940
          9                564                                9                 932
         10                527                               10                 924
         11                493                               11                 917
         12                461                               12                 909
         13                430                               13                 902
         14                402                               14                 894
         15                376                               15                 887
         16                351                               16                 879
         17                328                               17                 872
         18                307                               18                 865
         19                287                               19                 858
         20                268                               20                 851

   HYPOTHETICAL 0% GR    HYPOTHETICAL 12% GROSS RATE
    AVERAGE MONTHLY P      AVERAGE MONTHLY PAYMENT
      FOR EACH YEAR S        FOR EACH YEAR SHOWN
 $1,000 INITIAL PAYME  $1,000 INITIAL PAYMENT; 5% AIR
---------------------  -------------------------------
                                           AVERAGE
      CONTRACT            CONTRACT         MONTHLY
        YEAR                YEAR           PAYMENT
---------------------  --------------   --------------
          1                   1               1,022
          2                   2               1,072
          3                   3               1,125
          4                   4               1,179
          5                   5               1,237
          6                   6               1,298
          7                   7               1,361
          8                   8               1,427
          9                   9               1,497
         10                  10               1,570
         11                  11               1,647
         12                  12               1,727
         13                  13               1,812
         14                  14               1,900
         15                  15               1,993
         16                  16               2,091
         17                  17               2,193
         18                  18               2,300
         19                  19               2,412
         20                  20               2,530

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE MONTHLY PAYMENT
CONTRACT                       0%          6%         12%
YEAR                   Gross Rate  Gross Rate  Gross Rate
1                             970         996       1,022
2                             906         988       1,072
3                             847         980       1,125
4                             791         972       1,179
5                             740         964       1,237
6                             691         956       1,298
7                             646         948       1,361
8                             604         940       1,427
9                             564         932       1,497
10                            527         924       1,570
11                            493         917       1,647
12                            461         909       1,727
13                            430         902       1,812
14                            402         894       1,900
15                            376         887       1,993
16                            351         879       2,091
17                            328         872       2,193
18                            307         865       2,300
19                            287         858       2,412
20                            268         851       2,530

HARTFORD LIFE INSURANCE COMPANY                                               31
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ILLUSTRATIONS OF ANNUITY PAYMENTS
USING HISTORIC RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a HYPOTHETICAL Non-Qualified Contract had one existed during the years shown.

WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1998. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").

Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Annuity Payouts".)

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.

For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".

ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments". Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts".

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

ADVISERS FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983*                 990                 1.26%
          1984                  948                 6.05%
          1985                1,078                25.26%
          1986                1,253                11.27%
          1987                1,337                 4.66%
          1988                1,322                12.71%
          1989                1,479                20.24%
          1990                1,459                 0.01%
          1991                1,584                18.88%
          1992                1,630                 6.96%
          1993                1,731                10.86%
          1994                1,688                -3.94%
          1995                1,821                26.74%
          1996                2,042                15.14%
          1997                2,384                22.96%
          1998                2,745                23.11%
          1999                2,991                 9.21%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              9.21%
    5 Year                             19.26%
    10 Year                            12.57%
Since Inception                        12.25%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              3.21%
    5 Year                             18.86%
    10 Year                            12.57%
Since Inception                        12.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983*         990
1984          948
1985        1,078
1986        1,253
1987        1,337
1988        1,322
1989        1,479
1990        1,459
1991        1,584
1992        1,630
1993        1,731
1994        1,688
1995        1,821
1996        2,042
1997        2,384
1998        2,745
1999        2,991

 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,038                 9.16%
          1985                1,237                34.37%
          1986                1,485                 7.65%
          1987                1,496                -5.55%
          1988                1,451                24.67%
          1989                1,694                22.60%
          1990                1,550               -12.02%
          1991                1,852                52.16%
          1992                2,100                15.55%
          1993                2,492                19.30%
          1994                2,562                 1.26%
          1995                2,897                28.63%
          1996                3,328                19.20%
          1997                3,881                20.83%
          1998                4,150                14.04%
          1999                4,864                35.75%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             35.75%
    5 Year                             23.46%
    10 Year                            18.28%
Since Inception                        17.26%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             29.75%
    5 Year                             23.11%
    10 Year                            18.28%
Since Inception                        17.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*       1,038
1985        1,237
1986        1,485
1987        1,496
1988        1,451
1989        1,694
1990        1,550
1991        1,852
1992        2,100
1993        2,492
1994        2,562
1995        2,897
1996        3,328
1997        3,881
1998        4,150
1999        4,864

 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

DIVIDEND AND GROWTH FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994*                1,024            4.07%
           1995                 1,146           34.68%
           1996                 1,383           21.39%
           1997                 1,695           30.25%
           1998                 1,932           14.97%
           1999                 2,006            4.01%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              4.01%
    5 Year                             20.55%
    10 Year                                --
Since Inception                        17.61%

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -1.99%
    5 Year                                     20.17%
    10 Year                                        --
Since Inception                                17.61%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*       1,024
1995        1,146
1996        1,383
1997        1,695
1998        1,932
1999        2,006

 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOBAL LEADERS FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,159           31.47%
           1999                 1,450           48.51%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             48.51%
    5 Year                                 --
    10 Year                                --
Since Inception                        70.84%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                             42.51%
    5 Year                                 --
    10 Year                                --
Since Inception                        70.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,159
1999        1,450

 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.
** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,018           18.18%
           1999                 1,219           20.32%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                             20.32%
    5 Year                                 --
    10 Year                                --
Since Inception                        24.75%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             14.32%
    5 Year                                 --
    10 Year                                --
Since Inception                        24.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,018
1999        1,219

 * Fund inception was 6/1/98. Therefore, the Average Monthly Payment represents the average monthly payment from June 1998 to December 1998. The Annual Sub-Account Return is based on this period.
** These returns are not annualized.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGH YIELD FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,011            3.49%
           1999                 1,019            3.40%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                              3.40%
    5 Year                                 --
    10 Year                                --
Since Inception                         5.57%

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -2.60%
    5 Year                                         --
    10 Year                                        --
Since Inception                                 5.57%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,011
1999        1,019

 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.
** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

INDEX FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987*                 978               -14.02%
          1988                  890                14.75%
          1989                1,049                28.73%
          1990                1,035                -5.24%
          1991                1,145                27.93%
          1992                1,205                 5.49%
          1993                1,256                 7.76%
          1994                1,228                -0.31%
          1995                1,401                34.85%
          1996                1,653                20.58%
          1997                2,044                30.96%
          1998                2,408                26.47%
          1999                2,829                19.00%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             19.00%
    5 Year                             26.23%
    10 Year                            15.98%
Since Inception                        14.57%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             13.00%
    5 Year                             25.91%
    10 Year                            15.98%
Since Inception                        14.57%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*         978
1988          890
1989        1,049
1990        1,035
1991        1,145
1992        1,205
1993        1,256
1994        1,228
1995        1,401
1996        1,653
1997        2,044
1998        2,408
1999        2,829

 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

INTERNATIONAL ADVISERS FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995*               1,037                11.45%
          1996                1,099                10.41%
          1997                1,143                 4.20%
          1998                1,180                11.94%
          1999                1,251                21.63%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             21.63%
    5 Year                                 --
    10 Year                                --
Since Inception                        12.86%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             15.63%
    5 Year                                 --
    10 Year                                --
Since Inception                        12.86%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*       1,037
1996        1,099
1997        1,143
1998        1,180
1999        1,251

 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990*                 900               -12.18%
          1991                  890                11.60%
          1992                  869                -5.62%
          1993                  911                32.07%
          1994                  999                -3.15%
          1995                  967                12.51%
          1996                1,056                11.53%
          1997                1,090                -0.91%
          1998                1,086                11.72%
          1999                1,195                38.12%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             38.12%
    5 Year                             13.92%
    10 Year                                --
Since Inception                         8.99%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             32.12%
    5 Year                             13.44%
    10 Year                                --
Since Inception                         8.99%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*         900
1991          890
1992          869
1993          911
1994          999
1995          967
1996        1,056
1997        1,090
1998        1,086
1999        1,195

 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MID-CAP FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997*                1,026            9.68%
           1998                 1,143           25.00%
           1999                 1,464           49.92%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             49.92%
    5 Year                                 --
    10 Year                                --
Since Inception                        34.65%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             43.92%
    5 Year                                 --
    10 Year                                --
Since Inception                        34.65%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*       1,026
1998        1,143
1999        1,464

 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

MONEY MARKET FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980*               1,009                 5.09%
          1981                1,074                14.29%
          1982                1,162                12.39%
          1983                1,212                 8.01%
          1984                1,254                 9.35%
          1985                1,296                 7.19%
          1986                1,313                 5.45%
          1987                1,311                 5.17%
          1988                1,319                 6.06%
          1989                1,347                 7.77%
          1990                1,375                 6.76%
          1991                1,386                 4.72%
          1992                1,364                 2.35%
          1993                1,324                 1.66%
          1994                1,286                 2.67%
          1995                1,272                 4.45%
          1996                1,261                 3.86%
          1997                1,248                 4.02%
          1998                1,237                 3.96%
          1999                1,221                 3.59%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              3.59%
    5 Year                              3.98%
    10 Year                             3.80%
Since Inception                         6.05%

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -2.41%
    5 Year                                      3.28%
    10 Year                                     3,80%
Since Inception                                 6.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980*       1,009
1981        1,074
1982        1,162
1983        1,212
1984        1,254
1985        1,296
1986        1,313
1987        1,311
1988        1,319
1989        1,347
1990        1,375
1991        1,386
1992        1,364
1993        1,324
1994        1,286
1995        1,272
1996        1,261
1997        1,248
1998        1,237
1999        1,221

 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MORTGAGE SECURITIES FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,000
          1985                1,064                19.13%
          1986                1,162                 9.75%
          1987                1,151                 1.36%
          1988                1,170                 7.03%
          1989                1,205                11.74%
          1990                1,239                 8.35%
          1991                1,324                13.31%
          1992                1,365                 3.35%
          1993                1,372                 4.99%
          1994                1,297                -2.83%
          1995                1,336                14.73%
          1996                1,348                 3.77%
          1997                1,372                 7.66%
          1998                1,400                 5.39%
          1999                1,365                 0.26%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/1999**
----------------------------------------------
    1 Year                              0.26%
    5 Year                              6.25%
    10 Year                             5.77%
Since Inception                         7.05%

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -5.74%
    5 Year                                      5.62%
    10 Year                                     5.77%
Since Inception                                 7.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*       1,000
1985        1,064
1986        1,162
1987        1,151
1988        1,170
1989        1,205
1990        1,239
1991        1,324
1992        1,365
1993        1,372
1994        1,297
1995        1,336
1996        1,348
1997        1,372
1998        1,400
1999        1,365

 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

SMALL COMPANY FUND SUB-ACCOUNT

 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
-------------------------------------------------------------
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------   ------------   ------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996*                1,025                 4.26%
           1997                 1,092                16.91%
           1998                 1,129                10.23%
           1999                 1,390                63.78%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             63.78%
    5 Year                                 --
    10 Year                                --
Since Inception                        26.99%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             57.78%
    5 Year                                 --
    10 Year                                --
Since Inception                        26.99%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*       1,025
1997        1,092
1998        1,129
1999        1,390

 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STOCK FUND SUB-ACCOUNT

 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
-------------------------------------------------------------
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------   ------------   ------------------
           1977*                  999                 1.72%
           1978                   992                 3.55%
           1979                 1,044                21.10%
           1980                 1,228                29.61%
           1981                 1,349                -0.64%
           1982                 1,311                19.81%
           1983                 1,652                12.50%
           1984                 1,500                -0.70%
           1985                 1,718                29.85%
           1986                 2,052                10.93%
           1987                 2,305                 4.09%
           1988                 2,172                17.51%
           1989                 2,536                24.49%
           1990                 2,450                -5.07%
           1991                 2,701                23.07%
           1992                 2,758                 8.68%
           1993                 2,982                12.92%
           1994                 2,980                -3.11%
           1995                 3,306                32.43%
           1996                 3,937                22.83%
           1997                 4,893                29.75%
           1998                 5,892                31.82%
           1999                 6,930                18.30%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             18.30%
    5 Year                             26.90%
    10 Year                            16.42%
Since Inception                        14.84%

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             12.30%
    5 Year                             26.59%
    10 Year                            16.42%
Since Inception                        14.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977*         999
1978          992
1979        1,044
1980        1,228
1981        1,349
1982        1,311
1983        1,652
1984        1,500
1985        1,718
1986        2,052
1987        2,305
1988        2,172
1989        2,536
1990        2,450
1991        2,701
1992        2,758
1993        2,982
1994        2,980
1995        3,306
1996        3,937
1997        4,893
1998        5,892
1999        6,930

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

BOND FUND SUB-ACCOUNT

AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977*                 998                 1.00%
          1978                  979                 1.34%
          1979                  959                 1.63%
          1980                  929                 4.91%
          1981                  932                 9.12%
          1982                1,045                26.16%
          1983                1,132                 1.48%
          1984                1,121                11.78%
          1985                1,262                19.11%
          1986                1,396                10.78%
          1987                1,360                -1.26%
          1988                1,364                 6.25%
          1989                1,397                10.73%
          1990                1,416                 7.06%
          1991                1,506                15.02%
          1992                1,579                 4.23%
          1993                1,645                 8.86%
          1994                1,541                -5.14%
          1995                1,585                17.01%
          1996                1,596                 2.24%
          1997                1,637                 9.97%
          1998                1,708                 6.80%
          1999                1,634                -3.23%

    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -3.23%
    5 Year                                      6.34%
    10 Year                                     6.07%
Since Inception                                 7.18%

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -9.23%
    5 Year                                      5.70%
    10 Year                                     6.07%
Since Inception                                 7.18%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977*         998
1978          979
1979          959
1980          929
1981          932
1982        1,045
1983        1,132
1984        1,121
1985        1,262
1986        1,396
1987        1,360
1988        1,364
1989        1,397
1990        1,416
1991        1,506
1992        1,579
1993        1,645
1994        1,541
1995        1,585
1996        1,596
1997        1,637
1998        1,708
1999        1,634

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

To obtain a Statement of Additional Information, please complete the form below and mail to:
    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085
Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:

-------------------------------------------------------------------------------------------------------------------
                            Name
------------------------------------------------------------
                          Address
------------------------------------------------------------
    City/State                                          Zip
                            Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
              HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
                       DIRECTOR IMMEDIATE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information:  May 1, 2000












333-19605

Director Immediate Variable Annuity (HL)

                                TABLE OF CONTENTS


DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.........................  2

SAFEKEEPING OF ASSETS..................................................  2

INDEPENDENT PUBLIC ACCOUNTANTS.........................................  2

DISTRIBUTION OF CONTRACTS..............................................  2

CALCULATION OF YIELD AND RETURN........................................  3

PERFORMANCE COMPARISONS................................................  8

VARIABLE ANNUITY PAYMENTS..............................................  9

OTHER INFORMATION...................................................... 11

FINANCIAL STATEMENTS................................................... SA-1

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

------------------------------------------------------------------------------------------------
     Rating Agency               Effective        Rating       Basis of Rating
                               Date of Rating
------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.        1/1/99            A+     Financial performance

------------------------------------------------------------------------------------------------
Standard & Poor's                  8/1/99            AA     Insurer financial strength

------------------------------------------------------------------------------------------------
Duff & Phelps                      7/1/99            AA+    Claims paying ability

------------------------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.("NASD")

Hartford currently pays HSD underwriting commissions for its role as principle underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter has been: 1999:
$159,553,734.37; 1998: $61,629,500; and 1997: $64,851,026. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                               YIELD             EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market HLS Fund            4.09%                  4.18%
--------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Sub-Accounts.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             (6)
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)   - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------------------------------
SUB-ACCOUNT                                          YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                               5.69%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                         8.30%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                5.51%
----------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charged deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods); and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                            DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                          SINCE
          SUB-ACCOUNT              ACCOUNT         1 YEAR         5 YEAR          10 YEAR         INCEPTION OF
                                  INCEPTION                                                         SEPARATE
                                    DATE                                                            ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          6/2/86          2.21%          18.86%          12.57%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              6/2/86         -10.23%         5.70%            6.07%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       6/2/86         28.75%          23.11%          18.28%              N/A
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/8/94         -2.99%          20.17%            N/A              17.37%
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        41.51%           N/A              N/A              66.63%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        13.32%           N/A              N/A              21.41%
Fund
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98        -3.60%           N/A              N/A              0.81%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         12.00%          25.91%          15.98%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         14.63%           N/A              N/A              12.34%
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         31.12%          13.44%            N/A              8.99%
Opportunities HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        42.92%           N/A              N/A              33.01%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/2/86         -3.41%          3.28%            3.80%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        6/2/86         -6.74%          5.62%            5.77%              N/A
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         56.78%           N/A              N/A              26.16%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             6/2/86         11.30%          26.59%          16.42%              N/A
--------------------------------------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

                     NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
                        INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                         DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND                                                            SINCE
                                   INCEPTION       1 YEAR          5 YEAR         10 YEAR         INCEPTION OF
       SUB-ACCOUNT                   DATE                                                              FUND
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%          6.34%            6.07%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/8/94          4.01%          20.55%            N/A             17.61%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         38.12%          13.92%            N/A              8.99%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%          3.98%            3.80%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%          6.25%            5.77%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         63.78%           N/A              N/A             26.99%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%              N/A
-------------------------------------------------------------------------------------------------------------------

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations;

and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).


                            VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payouts" in the Prospectus.) The Annuity Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value for immediately preceding
     Valuation Period                                              10.00000000
2.   Net Investment Factor                                         1.00036164
3.   Daily factor to compensate for Assumed Investment
                                Return of 5%                       1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                        1.00028063

5.   Annuity Unit Value for current Valuation
                                Period (4)x(1)                     10.00280630

                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                     (assuming no premium tax is applicable)

1.   Number of Accumulation Units at Annuity Date                  1,000.00
2.   Accumulation Unit Value                                       12.55548000
3.   Adjusted Contract Value (1)x(2)                               $12,555.48
4.   First monthly Annuity Payment per $1,000 of
     adjusted Contract Value                                       $ 9.63
5.   First monthly Annuity Payment (3)x(4)/1,000                   $ 120.91
6.   Annuity Unit Value                                            10.00280630
7.   Number of Annuity Units (5)/(6)                               12.08760785
8.   Assume Annuity Unit value for second month
                                equal to                           10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                        $ 121.36
10.  Assume Annuity Unit value for third month
                                equal to                           10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                        $ 121.48

                                OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, High Yield Fund, Global Leaders Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mitchell Hutchins Growth and Income Portfolio, Mitchell Hutchins Strategic Income Portfolio, Mitchell Hutchins Tactical Allocation Portfolio, Huntington VA Income Equity Fund and AmSouth Select Equity Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                 MONEY
                                             BOND FUND        STOCK FUND      MARKET FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................    $379,581,114          --               --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................         --         $3,191,676,331         --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................         --               --          $416,009,296
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value......................         --               --               --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................         --               --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................         --               --               --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................         --               --               --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................         --               --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................         --               --               --
  Due from Hartford Life Insurance
   Company..............................         --               --               --
  Receivable from fund shares sold......         160,437            77,855      38,653,596
                                            ------------    --------------    ------------
  Total Assets..........................     379,741,551     3,191,754,186     454,662,892
                                            ------------    --------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         160,617            79,461      38,625,437
  Payable for fund shares purchased.....         --               --               --
                                            ------------    --------------    ------------
  Total Liabilities.....................         160,617            79,461      38,625,437
                                            ------------    --------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $379,580,934    $3,191,674,725    $416,037,455
                                            ============    ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________SA-2 ______________________________________

                                                               CAPITAL           MORTGAGE                          INTERNATIONAL
                                         ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                         --------------   -----------------   ---------------   --------------   ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................      --                --                 --                --                --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................      --                --                 --                --                --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................      --                --                 --                --                --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value...................... $5,705,854,235         --                 --                --                --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................      --           $2,665,629,499          --                --                --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................      --                --             $170,128,202          --                --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................      --                --                 --           $ 873,682,031          --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................      --                --                 --                --             $508,094,303
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................      --                --                 --                --                --
  Due from Hartford Life Insurance
   Company..............................      --               14,808,231            85,563           205,321          1,011,121
  Receivable from fund shares sold......     2,195,184          --                 --                --                --
                                         --------------    --------------      ------------     -------------       ------------
  Total Assets.......................... 5,708,049,419      2,680,437,730       170,213,765       873,887,352        509,105,424
                                         --------------    --------------      ------------     -------------       ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     2,196,979          --                 --                --                --
  Payable for fund shares purchased.....      --               14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Total Liabilities.....................     2,196,979         14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Net Assets (variable annuity contract
   liabilities)......................... $5,705,852,440    $2,665,629,435      $170,132,174     $ 873,681,278       $508,092,953
                                         ==============    ==============      ============     =============       ============

                                           DIVIDEND AND
                                           GROWTH FUND
                                           SUB-ACCOUNT
                                          --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................       --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................       --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................       --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value......................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................       --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................       --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................  $ 993,631,453
  Due from Hartford Life Insurance
   Company..............................       --
  Receivable from fund shares sold......        398,320
                                          -------------
  Total Assets..........................    994,029,773
                                          -------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        397,708
  Payable for fund shares purchased.....       --
                                          -------------
  Total Liabilities.....................        397,708
                                          -------------
  Net Assets (variable annuity contract
   liabilities).........................  $ 993,632,065
                                          =============

_____________________________________SA-3 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY          MIDCAP
                                                FUND             FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------    ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc.
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................    $109,141,013          --              --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................         --          $254,024,997         --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................         --               --         $259,688,385
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................         --               --              --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................         --               --              --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................         --               --              --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................         --               --              --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................         --               --              --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................         --               --              --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................         --               --              --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................         --               --              --
  Due from Hartford Life Insurance
   Company..............................         119,851        5,463,600      16,063,484
  Receivable from fund shares sold......         --               --              --
                                            ------------     ------------    ------------
  Total Assets..........................     109,260,864      259,488,597     275,751,869
                                            ------------     ------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         --               --              --
  Payable for fund shares purchased.....         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Total Liabilities.....................         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $109,140,768     $254,024,892    $259,688,060
                                            ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-4 ______________________________________

                                         GROWTH AND                     GLOBAL      SMITH BARNEY   SMITH BARNEY   SMITH BARNEY
                                           INCOME       HIGH YIELD      LEADERS         CASH       APPRECIATION    GOVERNMENT
                                            FUND           FUND          FUND        PORTFOLIO         FUND        PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   ------------   -----------   ------------   ------------   ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................     --            --             --            --             --            --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................     --            --             --            --             --            --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................     --            --             --            --             --            --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value...................... $64,301,022       --             --            --             --            --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................     --        $17,501,387        --            --             --            --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................     --            --         $52,840,981       --             --            --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................     --            --             --          $ 471,343        --            --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................     --            --             --            --           $223,601        --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................     --            --             --            --             --           $31,310
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................     --            --             --            --             --            --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................     --            --             --            --             --            --
  Due from Hartford Life Insurance
   Company..............................    119,444        --            279,383         26,631        --            --
  Receivable from fund shares sold......     --             16,018        --            --                 14            11
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Assets.......................... 64,420,466     17,517,405    53,120,364        497,974       223,615        31,321
                                         -----------   -----------    -----------     ---------      --------       -------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --             15,974        --            --                 77            19
  Payable for fund shares purchased.....    119,350        --            279,292         27,259        --            --
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Liabilities.....................    119,350         15,974       279,292         27,259            77            19
                                         -----------   -----------    -----------     ---------      --------       -------
  Net Assets (variable annuity contract
   liabilities)......................... $64,301,116   $17,501,431    $52,841,072     $ 470,715      $223,538       $31,302
                                         ===========   ===========    ===========     =========      ========       =======

                                             BB&T          AMSOUTH
                                           GROWTH &     EQUITY INCOME
                                          INCOME FUND       FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------   -------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................      --             --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................      --             --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................      --             --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................      --             --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................      --             --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................      --             --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................      --             --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................      --             --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................      --             --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................  $28,017,845        --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................      --         $35,728,377
  Due from Hartford Life Insurance
   Company..............................       2,564         170,059
  Receivable from fund shares sold......      --             --
                                          -----------    -----------
  Total Assets..........................  28,020,409      35,898,436
                                          -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --             --
  Payable for fund shares purchased.....       2,585         170,055
                                          -----------    -----------
  Total Liabilities.....................       2,585         170,055
                                          -----------    -----------
  Net Assets (variable annuity contract
   liabilities).........................  $28,017,824    $35,728,381
                                          ===========    ===========

_____________________________________SA-5 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                             MENTOR VIP            MENTOR VIP
                                                           CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                                FUND                  FUND
                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                           --------------    -----------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     $24,728,524             --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................         --                 $22,755,484
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................         --                  --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................         --                  --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................         --                  --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................         --                  --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................         --                  --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................         --                  --
  Due from Hartford Life Insurance Company.............         --                      17,786
  Receivable from fund shares sold.....................           7,221             --
                                                            -----------            -----------
  Total Assets.........................................      24,735,745             22,773,270
                                                            -----------            -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           7,301             --
  Payable for fund shares purchased....................         --                      17,847
                                                            -----------            -----------
  Total Liabilities....................................           7,301                 17,847
                                                            -----------            -----------
  Net Assets (variable annuity contract liabilities)...     $24,728,444            $22,755,423
                                                            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________SA-6 ______________________________________

                                                        MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                                          GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                                           FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                        -----------   -----------------   -----------------   -------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value..................................... $14,432,037        --                  --                   --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................     --           $4,022,057            --                   --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................     --             --                $1,153,572             --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................     --             --                  --                 $21,769,264
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................     --             --                  --                   --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................     --             --                  --                   --
  Due from Hartford Life Insurance Company.............      9,714         --                  --                       1,537
  Receivable from fund shares sold.....................     --                  137            --                   --
                                                        -----------      ----------          ----------           -----------
  Total Assets......................................... 14,441,751        4,022,194           1,153,572            21,770,801
                                                        -----------      ----------          ----------           -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............     --                  134                  38             --
  Payable for fund shares purchased....................      9,738         --                  --                       1,531
                                                        -----------      ----------          ----------           -----------
  Total Liabilities....................................      9,738              134                  38                 1,531
                                                        -----------      ----------          ----------           -----------
  Net Assets (variable annuity contract liabilities)... $14,432,013      $4,022,060          $1,153,534           $21,769,270
                                                        ===========      ==========          ==========           ===========

                                                         HUNTINGTON VA      AMSOUTH
                                                         INCOME EQUITY   SELECT EQUITY
                                                             FUND            FUND
                                                          SUB-ACCOUNT     SUB-ACCOUNT
                                                         -------------   -------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................      --              --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................      --              --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................      --              --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................      --              --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................      --              --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................      --              --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................    $228,763          --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................      --           $2,476,028
  Due from Hartford Life Insurance Company.............      --               21,838
  Receivable from fund shares sold.....................      --              --
                                                           --------       ----------
  Total Assets.........................................     228,763        2,497,866
                                                           --------       ----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           8          --
  Payable for fund shares purchased....................      --               21,834
                                                           --------       ----------
  Total Liabilities....................................           8           21,834
                                                           --------       ----------
  Net Assets (variable annuity contract liabilities)...    $228,755       $2,476,032
                                                           ========       ==========

____________________________________SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Bond Fund Qualified 1.00%........        213,341  $ 4.242785  $       905,161
  Bond Fund Non-Qualified 1.00%....      1,528,336    4.178271        6,385,802
  Bond Fund 1.25%..................    167,706,691    2.184598      366,371,702
  Bond Fund .25%...................         52,746    1.498860           79,060
  Bond Fund 1.4%...................        755,787    2.182434        1,649,454
  Bond Fund 1.5%...................      2,733,792    0.994947        2,719,978
  Stock Fund Qualified 1.00%.......      2,764,533   13.310539       36,797,424
  Stock Fund Qualified 1.00%.......        679,578   13.920026        9,459,745
  Stock Fund 1.25%.................    432,423,789    7.175612    3,102,905,327
  Stock Fund .25%..................      1,068,046    3.885218        4,149,591
  Stock Fund 1.4%..................      2,104,901    7.168535       15,089,057
  Stock Fund 1.5%..................     11,808,607    1.223394       14,446,580
  Stock Fund 1.65%.................         69,390    1.222948           84,860
  Money Market Fund Qualified
   1.00%...........................        459,952    2.782454        1,279,796
  Money Market Fund Non-Qualified
   1.00%...........................      6,995,552    2.783765       19,473,975
  Money Market Fund 1.25%..........    213,832,400    1.777341      380,053,091
  Money Market Fund .25%...........        423,001    1.359855          575,220
  Money Market Fund 1.65%..........         95,824    1.049997          100,615
  Money Market Fund 1.4%...........      1,061,435    1.775591        1,884,675
  Money Market Fund 1.5%...........     11,251,805    1.050377       11,818,637
  Advisers Fund Qualified 1.00%....      2,884,286    7.230781       20,855,639
  Advisers Fund Non-Qualified
   1.00%...........................      8,513,289    7.230781       61,557,730
  Advisers Fund 1.25%..............  1,156,230,489    4.803097    5,553,487,191
  Advisers Fund .25%...............      1,122,511    2.760456        3,098,643
  Advisers Fund 1.65%..............         90,120    1.127468          101,608
  Advisers Fund 1.4%...............      4,952,412    4.798347       23,763,390
  Advisers Fund 1.5%...............     24,758,627    1.127880       27,924,760
  Capital Appreciation Fund
   Qualified 1.00%.................        693,728   12.687752        8,801,850
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      1,995,203   12.682513       25,304,182
  Capital Appreciation Fund
   1.25%...........................    347,433,441    7.501418    2,606,243,470
  Capital Appreciation Fund .25%...      1,770,832    3.719454        6,586,527
  Capital Appreciation Fund
   1.65%...........................         56,270    1.334003           75,064
  Capital Appreciation Fund 1.4%...      1,112,300    7.494011        8,335,584
  Capital Appreciation Fund 1.5%...      5,291,692    1.334491        7,061,715
  Mortgage Securities Fund
   Qualified 1.00%.................        455,136    2.859263        1,301,354
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      4,637,303    2.859263       13,259,270
  Mortgage Securities Fund 1.25%...     69,554,953    2.216665      154,180,031
  Mortgage Securities Fund .25%....         14,431    1.476954           21,314
  Mortgage Securities Fund 1.4%....        120,468    2.214471          266,772
  Mortgage Securities Fund 1.5%....        435,786    1.022434          445,563
  Index Fund Qualified 1.00%.......        180,991    2.226696          403,011
  Index Fund Non-Qualified 1.00%...        705,606    2.226696        1,571,169
  Index Fund 1.25%.................    152,272,495    5.607574      853,879,286
  Index Fund .25%..................        225,894    3.702905          836,463
  Index Fund 1.65%.................          7,659    1.239923            9,497
  Index Fund 1.4%..................      1,106,937    5.602011        6,201,075

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________SA-8 _____________________________________

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Index Fund 1.5%..................      5,947,828  $ 1.240377  $     7,377,549
  International Opportunities Fund
   Qualified 1.00%.................        164,957    2.321965          383,024
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,040,352    2.320729        2,414,376
  International Opportunities Fund
   1.25%...........................    218,271,540    2.266827      494,783,822
  International Opportunities Fund
   .25%............................        693,181    2.614527        1,812,341
  International Opportunities Fund
   1.4%............................        449,187    2.264582        1,017,221
  International Opportunities Fund
   1.5%............................      5,242,257    1.273461        6,675,810
  Dividend and Growth Fund
   Qualified 1.00%.................        302,679    2.607548          789,249
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,206,465    2.607548        3,145,915
  Dividend and Growth Fund 1.25%...    381,269,170    2.569946      979,841,178
  Dividend and Growth Fund .25%....        208,016    2.723583          566,550
  Dividend and Growth Fund 1.65%...         17,587    1.045671           18,390
  Dividend and Growth Fund 1.4%....      1,030,411    2.567396        2,645,474
  Dividend and Growth Fund 1.5%....      4,376,833    1.046052        4,578,395
  International Advisers Fund
   Qualified 1.00%.................         12,397    1.817544           22,533
  International Advisers Fund
   Non-Qualified 1.00%.............        153,873    1.817544          279,670
  International Advisers Fund
   1.25%...........................     57,796,510    1.795704      103,785,423
  International Advisers Fund
   .25%............................         38,176    1.884645           71,947
  International Advisers Fund
   1.65%...........................          8,093    1.178048            9,534
  International Advisers Fund
   1.4%............................        390,910    1.793926          701,264
  International Advisers Fund
   1.5%............................      3,383,042    1.178481        3,986,850
  Small Company Fund Qualified
   1.00%...........................        227,604    2.269744          516,604
  Small Company Fund Non-Qualified
   1.00%...........................      2,533,564    2.269744        5,750,541
  Small Company Fund 1.25%.........    107,808,156    2.250630      242,636,270
  Small Company Fund .25%..........        237,848    2.328130          553,741
  Small Company Fund 1.65%.........         23,341    1.592576           37,173
  Small Company Fund 1.4%..........        725,945    2.248401        1,632,216
  Small Company Fund 1.5%..........      1,659,166    1.593152        2,643,303
  MidCap Fund Sub-Account 1.00%
   Qualified.......................        276,421    2.068062          571,655
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................      4,561,273    2.068062        9,432,996
  MidCap Fund Sub-Account .25%.....        100,099    2.105927          210,800
  MidCap Fund 1.65%................         12,943    1.520083           19,674
  MidCap Fund 1.4%.................      1,455,391    2.053534        2,988,695
  MidCap Fund 1.5%.................      2,064,651    1.520630        3,139,571
  MidCap Fund 1.25%................    118,305,628    2.055574      243,185,973
  Growth and Income Fund 1.65%.....         16,881    1.308008           22,081
  Growth and Income Fund 1.4%......      1,551,524    1.420460        2,203,878
  Growth and Income Fund Non-
   Qualified 1.00%.................         94,246    1.427512          134,538
  Growth and Income Fund Qualified
   1.00%...........................        297,288    1.427512          424,382
  Growth and Income Fund .25%......         18,437    1.444538           26,633
  Growth and Income Fund 1.25%.....     41,231,825    1.421882       58,626,791
  Growth and Income Fund 1.5%......      2,107,446    1.308485        2,757,561
  High Yield Fund 1.4%.............        707,437    1.069043          756,281
  High Yield Fund 1.5%.............        754,351    1.066776          804,723
  High Yield Fund .25%.............         10,000    1.083588           10,836
  High Yield Fund 1.25%............     14,681,047    1.070110       15,710,335
  High Yield Fund Qualified
   1.00%...........................          9,996    1.073454           10,730
  High Yield Fund Non-Qualified
   1.00%...........................         28,832    1.073454           30,950

__________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
-------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Global Leaders Fund 1.4%.........        601,937  $ 1.950512  $     1,174,085
  Global Leaders Fund .25%.........         34,138    1.976824           67,485
  Global Leaders Fund 1.25%........     25,342,886    1.952453       49,480,795
  Global Leaders Fund Non-Qualified
   1.00%...........................        132,669    1.958438          259,824
  Global Leaders Fund 1.00%........         30,778    1.958438           60,278
  Global Leaders Fund 1.5%.........        912,978    1.946293        1,776,922
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         40,848    2.996122          122,387
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,352    3.100326          348,328
  Smith Barney Appreciation Fund
   1.00%...........................         17,669   12.651528          223,538
  Smith Barney Government Portfolio
   1.00%...........................         11,614    2.695221           31,302
  BB&T Growth and Income Fund
   1.4%............................        164,327    1.263735          207,666
  BB&T Growth and Income Fund
   1.25%...........................     21,984,471    1.264991       27,810,158
  AmSouth Equity Income Fund
   1.4%............................        868,023    1.400354        1,215,539
  AmSouth Equity Income Fund
   1.25%...........................     24,604,396    1.401746       34,489,115
  Mentor VIP Capital Growth Fund
   1.4%............................        100,477    1.129778          113,517
  Mentor VIP Capital Growth Fund
   1.25%...........................     21,765,940    1.130892       24,614,927
  Mentor VIP Perpetual
   International Fund 1.4%.........        117,617    1.531949          180,183
  Mentor VIP Perpetual
   International Fund 1.25%........     14,721,728    1.533464       22,575,240
  Mentor VIP Growth Fund 1.4%......         39,023    1.085030           42,341
  Mentor VIP Growth Fund 1.25%.....     13,248,938    1.086100       14,389,672
  Mitchell Hutchins Growth and
   Income Portfolio 1.5%...........         28,159    1.082851           30,491
  Mitchell Hutchins Growth and
   Income Portfolio 1.4%...........         24,198    1.168150           28,267
  Mitchell Hutchins Growth and
   Income Portfolio 1.25%..........      3,389,460    1.169302        3,963,302
  Mitchell Hutchins Strategic
   Income Portfolio 1.5%...........         39,574    0.975253           38,595
  Mitchell Hutchins Strategic
   Income Portfolio 1.4%...........         48,568    1.002380           48,683
  Mitchell Hutchins Strategic
   Income Portfolio 1.25%..........      1,062,673    1.003372        1,066,256
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.5%.......      1,771,459    1.065485        1,887,463
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.4%.......        260,842    1.235332          322,226
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.25%......     15,817,865    1.236550       19,559,581
  Huntington VA Income Equity Fund
   1.4%............................          6,274    0.992986            6,230
  Huntington VA Income Equity Fund
   1.25%...........................        224,042    0.993229          222,525
  AmSouth Select Equity Fund
   1.4%............................        213,869    0.846981          181,143
  AmSouth Select Equity Fund
   1.25%...........................      2,706,783    0.847829        2,294,889
                                                                ---------------
  SUB-TOTAL:.......................                              15,780,380,307
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Bond Fund Non-Qualified 1.00%....         13,487    4.178271           56,352
  Bond Fund 1.25%..................        646,995    2.184598        1,413,425
  Stock Fund Non-Qualified 1.00%...         21,934   13.310539          291,952
  Stock Fund 1.25%.................      1,177,626    7.175612        8,450,189
  Money Market Fund Qualified
   1.00%...........................            317    2.782454              883
  Money Market Fund Non-Qualified
   1.00%...........................         70,673    2.783765          196,736
  Money Market Fund 1.25%..........        367,868    1.777341          653,827
  Advisers Fund Qualified 1.00%....          1,924    7.230781           13,909
  Advisers Fund Non-Qualified
   1.00%...........................        107,185    7.230781          775,030
  Advisers Fund 1.25%..............      2,971,945    4.803097       14,274,540
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         15,299   12.682513          194,028
  Capital Appreciation Fund
   1.25%...........................        403,526    7.501418        3,027,015

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ___________________________________ SA-10 _____________________________________

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         57,599  $ 2.859263  $       164,690
  Mortgage Securities Fund 1.25%...        222,487    2.216665          493,180
  Index Fund 1.25%.................        603,079    5.607574        3,381,807
  Index Fund Non-Qualified 1.00%...          9,620    2.226696           21,421
  International Opportunities Fund
   Non-Qualified 1.00%.............          4,586    2.320729           10,643
  International Opportunities Fund
   1.25%...........................        439,255    2.266827          995,716
  Dividend and Growth Fund 1.25%...        796,481    2.569946        2,046,914
  International Advisers Fund
   1.25%...........................        157,903    1.795704          283,547
  Small Company Fund 1.25%.........        113,321    2.250630          255,044
  MidCap Fund 1.25%................         67,473    2.055574          138,696
  Growth and Income Fund 1.25%.....         74,023    1.421882          105,252
  High Yield Fund 1.25%............        165,941    1.070110          177,576
  Global Leaders Fund 1.25%........         11,105    1.952453           21,683
  AmSouth Equity Income Fund.......         16,927    1.401746           23,727
                                                                ---------------
  SUB-TOTAL........................                                  37,467,782
                                                                ---------------
GRAND TOTAL........................                             $15,817,848,089
                                                                ===============

___________________________________ SA-11 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                BOND           STOCK
                                                FUND            FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 20,856,394    $ 21,835,245
EXPENSES:
  Mortality and expense undertakings....      (4,786,965)    (35,154,364)
                                            ------------    ------------
    Net investment income (loss)........      16,069,429     (13,319,119)
                                            ------------    ------------
CAPITAL GAINS INCOME....................       2,623,245     216,819,144
                                            ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................        (203,417)        318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)    275,463,487
                                            ------------    ------------
    Net (loss) gain on investments......     (31,434,063)    275,782,425
                                            ------------    ------------
    Net (decrease) increase in net
     assets resulting from operations...    $(12,741,389)   $479,282,450
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-12 _____________________________________

                                                                         CAPITAL       MORTGAGE                    INTERNATIONAL
                                         MONEY MARKET     ADVISERS     APPRECIATION   SECURITIES       INDEX       OPPORTUNITIES
                                             FUND           FUND           FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------   ------------   ------------   -----------   ------------   -------------
INVESTMENT INCOME:
  Dividends............................. $19,516,607    $119,254,083   $  8,050,639   $ 9,514,435   $  8,124,740   $  4,967,210
EXPENSES:
  Mortality and expense undertakings....  (5,024,718)    (66,290,644)   (27,044,767)   (2,222,251)    (9,248,662)    (5,283,728)
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net investment income (loss)........  14,491,889      52,963,439    (18,994,128)    7,292,184     (1,123,922)      (316,518)
                                         -----------    ------------   ------------   -----------   ------------   ------------
CAPITAL GAINS INCOME....................       9,037     410,469,104    127,112,714       --          10,953,439        --
                                         -----------    ------------   ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     --            2,721,491      8,239,831       106,051          3,676     12,898,810
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --            6,294,211    578,461,865    (6,915,906)   121,670,024    137,769,735
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (loss) gain on investments......     --            9,015,702    586,701,696    (6,809,855)   121,673,700    150,668,545
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (decrease) increase in net
     assets resulting from operations... $14,500,926    $472,448,245   $694,820,282   $   482,329   $131,503,217   $150,352,027
                                         ===========    ============   ============   ===========   ============   ============

                                            DIVIDEND
                                           AND GROWTH
                                              FUND
                                          SUB-ACCOUNT
                                          ------------
INVESTMENT INCOME:
  Dividends.............................  $ 16,011,869
EXPENSES:
  Mortality and expense undertakings....   (12,526,370)
                                          ------------
    Net investment income (loss)........     3,485,499
                                          ------------
CAPITAL GAINS INCOME....................    38,610,231
                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    (5,417,975)
                                          ------------
    Net (loss) gain on investments......    (3,232,784)
                                          ------------
    Net (decrease) increase in net
     assets resulting from operations...  $ 38,862,946
                                          ============

__________________________________ SA-13 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    -----------
INVESTMENT INCOME:
  Dividends.............................     $ 1,927,226     $   --
EXPENSES:
  Mortality and expense undertakings....      (1,089,997)     (1,741,126)
                                             -----------     -----------
    Net investment income (loss)........         837,229      (1,741,126)
                                             -----------     -----------
CAPITAL GAINS INCOME....................         --              315,082
                                             -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................         295,153       4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426      81,907,566
                                             -----------     -----------
    Net gain (loss) on investments......      17,591,579      86,159,278
                                             -----------     -----------
    Net increase (decrease) in net
     assets resulting from operations...     $18,428,808     $84,733,234
                                             ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-14 ______________________________________

                                                       GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                           MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                            FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends............................. $   --        $  172,552     $ 967,224    $    67,709     $22,683        $ 1,997
EXPENSES:
  Mortality and expense undertakings....  (1,335,119)    (353,581)     (122,260)      (182,154)     (4,908)        (2,133)
                                         -----------   ----------     ---------    -----------     -------        -------
    Net investment income (loss)........  (1,335,119)    (181,029)      844,964       (114,445)     17,775           (136)
                                         -----------   ----------     ---------    -----------     -------        -------
CAPITAL GAINS INCOME....................  10,415,254      397,311         1,135        238,680      --             22,203
                                         -----------   ----------     ---------    -----------     -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................    (224,429)      46,869       (15,929)        (9,270)     --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  46,937,316    6,503,899      (642,094)    10,060,655      --              5,735
                                         -----------   ----------     ---------    -----------     -------        -------
    Net gain (loss) on investments......  46,712,887    6,550,768      (658,023)    10,051,385      --              5,858
                                         -----------   ----------     ---------    -----------     -------        -------
    Net increase (decrease) in net
     assets resulting from operations... $55,793,022   $6,767,050     $ 188,076    $10,175,620     $17,775        $27,925
                                         ===========   ==========     =========    ===========     =======        =======

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.............................     $1,568      $  300,770     $  354,120
EXPENSES:
  Mortality and expense undertakings....       (347)       (320,977)      (336,848)
                                             ------      -----------    ----------
    Net investment income (loss)........      1,221         (20,207)        17,272
                                             ------      -----------    ----------
CAPITAL GAINS INCOME....................     --             393,152        --
                                             ------      -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     --               3,527         (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)     6,229,908
                                             ------      -----------    ----------
    Net gain (loss) on investments......     --          (1,801,709)     6,225,736
                                             ------      -----------    ----------
    Net increase (decrease) in net
     assets resulting from operations...     $1,221      $(1,428,764)   $6,243,008
                                             ======      ===========    ==========

___________________________________ SA-15 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
INVESTMENT INCOME:
  Dividends.............................      $   32,268            $    --
EXPENSES:
  Mortality and expense undertakings....        (282,453)             (195,980)
                                              ----------            ----------
    Net investment (loss) income........        (250,185)             (195,980)
                                              ----------            ----------
CAPITAL GAINS INCOME....................          37,363                10,315
                                              ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................             496                 9,042
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,293,466             5,855,275
                                              ----------            ----------
    Net gain (loss) on investments......       1,293,962             5,864,317
                                              ----------            ----------
    Net increase (decrease) in net
     assets resulting from operations...      $1,081,140            $5,678,652
                                              ==========            ==========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-16 ______________________________________

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
INVESTMENT INCOME:
  Dividends............................. $   16,104        $     41            $ 63,920             $   71,190          $1,302
EXPENSES:
  Mortality and expense undertakings....   (131,586)        (27,575)             (7,295)              (111,510)           (175)
                                         ----------        --------            --------             ----------          ------
    Net investment (loss) income........   (115,482)        (27,534)             56,625                (40,320)          1,127
                                         ----------        --------            --------             ----------          ------
CAPITAL GAINS INCOME....................     --               --                  --                 1,339,390            --
                                         ----------        --------            --------             ----------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................     21,602           3,219                 165                 31,237            --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  2,619,527         367,262             (65,581)               430,021             131
                                         ----------        --------            --------             ----------          ------
    Net gain (loss) on investments......  2,641,129         370,481             (65,416)               461,258             131
                                         ----------        --------            --------             ----------          ------
    Net increase (decrease) in net
     assets resulting from operations... $2,525,647        $342,947            $ (8,791)            $1,760,328          $1,258
                                         ==========        ========            ========             ==========          ======

                                             AMSOUTH
                                          SELECT EQUITY
                                              FUND
                                          SUB-ACCOUNT**
                                          -------------
INVESTMENT INCOME:
  Dividends.............................    $   6,148
EXPENSES:
  Mortality and expense undertakings....      (11,570)
                                            ---------
    Net investment (loss) income........       (5,422)
                                            ---------
CAPITAL GAINS INCOME....................         --
                                            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................           73
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     (204,081)
                                            ---------
    Net gain (loss) on investments......     (204,008)
                                            ---------
    Net increase (decrease) in net
     assets resulting from operations...    $(209,430)
                                            =========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

__________________________________ SA-17 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 16,069,429    $  (13,319,119)
  Capital gains income..................       2,623,245       216,819,144
  Net realized (loss) gain on security
   transactions.........................        (203,417)          318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)      275,463,487
                                            ------------    --------------
  Net (decrease) increase in net assets
   resulting from operations............     (12,741,389)      479,282,450
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      27,921,938       243,534,289
  Net transfers.........................      28,910,921       204,580,762
  Surrenders for benefit payments and
   fees.................................     (42,745,328)     (238,079,087)
  Net annuity transactions..............         414,745         4,064,471
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,502,276       214,100,435
                                            ------------    --------------
  Net increase (decrease) in net
   assets...............................       1,760,887       693,382,885
NET ASSETS:
  Beginning of period...................     377,820,047     2,498,291,840
                                            ------------    --------------
  End of period.........................    $379,580,934    $3,191,674,725
                                            ============    ==============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 14,116,691    $   (7,282,872)
  Capital gains income..................         --             63,980,079
  Net realized (loss) gain on security
   transactions.........................         (17,730)       (1,720,391)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       5,723,478       522,612,064
                                            ------------    --------------
  Net increase in net assets resulting
   from operations......................      19,822,439       577,588,880
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      41,906,997       201,628,213
  Net transfers.........................      95,280,889       107,789,657
  Surrenders for benefit payments and
   fees.................................     (24,892,187)     (143,970,482)
  Net annuity transactions..............         321,142           560,255
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     112,616,841       166,007,643
                                            ------------    --------------
  Net increase (decrease) in net
   assets...............................     132,439,280       743,596,523
NET ASSETS:
  Beginning of period...................     245,380,767     1,754,695,317
                                            ------------    --------------
  End of period.........................    $377,820,047    $2,498,291,840
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-18 ____________________________________

                                                                             CAPITAL         MORTGAGE
                                         MONEY MARKET       ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND             FUND             FUND            FUND           FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  14,491,889   $   52,963,439   $  (18,994,128)  $  7,292,184   $ (1,123,922)
  Capital gains income..................         9,037      410,469,104      127,112,714        --          10,953,439
  Net realized (loss) gain on security
   transactions.........................      --              2,721,491        8,239,831        106,051          3,676
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      --              6,294,211      578,461,865     (6,915,906)   121,670,024
                                         -------------   --------------   --------------   ------------   ------------
  Net (decrease) increase in net assets
   resulting from operations............    14,500,926      472,448,245      694,820,282        482,329    131,503,217
                                         -------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    52,032,809      400,762,799      114,346,316      5,634,859     86,228,724
  Net transfers.........................   179,073,766      425,533,878       47,043,624      2,063,743     94,024,710
  Surrenders for benefit payments and
   fees.................................  (172,457,509)    (514,511,813)    (177,116,018)   (28,509,889)   (63,335,518)
  Net annuity transactions..............        66,069        4,945,760          853,857        213,909      2,159,559
                                         -------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....    58,715,135      316,730,624      (14,872,221)   (20,597,378)   119,077,475
                                         -------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................    73,216,061      789,178,869      679,948,061    (20,115,049)   250,580,692
NET ASSETS:
  Beginning of period...................   342,821,394    4,916,673,571    1,985,681,374    190,247,223    623,100,586
                                         -------------   --------------   --------------   ------------   ------------
  End of period......................... $ 416,037,455   $5,705,852,440   $2,665,629,435   $170,132,174   $873,681,278
                                         =============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   (316,518)   $  3,485,499
  Capital gains income..................       --           38,610,231
  Net realized (loss) gain on security
   transactions.........................    12,898,810       2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   137,769,735      (5,417,975)
                                          ------------    ------------
  Net (decrease) increase in net assets
   resulting from operations............   150,352,027      38,862,946
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    13,080,473      65,414,965
  Net transfers.........................   (10,281,590)    (15,678,141)
  Surrenders for benefit payments and
   fees.................................   (43,785,344)    (69,729,336)
  Net annuity transactions..............       123,273         320,965
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (40,863,188)    (19,671,547)
                                          ------------    ------------
  Net increase (decrease) in net
   assets...............................   109,488,839      19,191,399
NET ASSETS:
  Beginning of period...................   398,604,114     974,440,666
                                          ------------    ------------
  End of period.........................  $508,092,953    $993,632,065
                                          ============    ============

                                                                            CAPITAL         MORTGAGE
                                         MONEY MARKET      ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND            FUND             FUND            FUND           FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $11,836,148    $   44,020,326   $  (12,238,662)  $  9,644,833   $ (1,323,774)
  Capital gains income..................     --            130,914,844      114,733,928        --          10,662,058
  Net realized (loss) gain on security
   transactions.........................     --              1,826,471       (4,786,085)       473,273       (704,518)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --            709,363,622      140,386,292       (228,914)   110,953,813
                                         ------------   --------------   --------------   ------------   ------------
  Net increase in net assets resulting
   from operations......................  11,836,148       886,125,263      238,095,473      9,889,192    119,587,579
                                         ------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................  34,983,693       374,759,005      143,597,572      9,146,977     67,409,255
  Net transfers......................... 123,126,442       280,406,929      (12,597,119)     8,722,639     58,996,655
  Surrenders for benefit payments and
   fees................................. (94,130,526)     (329,416,389)    (117,626,736)   (28,665,195)   (34,320,175)
  Net annuity transactions..............     (32,392)        3,527,169          304,016         39,959        271,456
                                         ------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  63,947,217       329,276,714       13,677,733    (10,755,620)    92,357,191
                                         ------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................  75,783,365     1,215,401,977      251,773,206       (866,428)   211,944,770
NET ASSETS:
  Beginning of period................... 267,038,029     3,701,271,594    1,733,908,168    191,113,651    411,155,816
                                         ------------   --------------   --------------   ------------   ------------
  End of period......................... $342,821,394   $4,916,673,571   $1,985,681,374   $190,247,223   $623,100,586
                                         ============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    189,021    $  4,915,811
  Capital gains income..................    25,347,181      25,624,259
  Net realized (loss) gain on security
   transactions.........................     1,455,876        (465,941)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    17,463,831      82,775,505
                                          ------------    ------------
  Net increase in net assets resulting
   from operations......................    44,455,909     112,849,634
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    16,804,591     141,279,121
  Net transfers.........................   (27,399,853)     99,305,048
  Surrenders for benefit payments and
   fees.................................   (28,546,428)    (49,052,200)
  Net annuity transactions..............       244,437         835,197
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (38,897,253)    192,367,166
                                          ------------    ------------
  Net increase (decrease) in net
   assets...............................     5,558,656     305,216,800
NET ASSETS:
  Beginning of period...................   393,045,458     669,223,866
                                          ------------    ------------
  End of period.........................  $398,604,114    $974,440,666
                                          ============    ============

__________________________________ SA-19 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........    $    837,229     $ (1,741,126)
  Capital gains income..................         --               315,082
  Net realized gain (loss) on security
   transactions.........................         295,153        4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426       81,907,566
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations............      18,428,808       84,733,234
                                            ------------     ------------
UNIT TRANSACTIONS:
  Purchases.............................      10,659,922       13,837,871
  Net transfers.........................      10,728,100       42,134,966
  Surrenders for benefit payments and
   fees.................................      (6,643,729)      (9,812,254)
  Net annuity transactions..............         129,729           (1,998)
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,874,022       46,158,585
                                            ------------     ------------
  Net increase (decrease) in net
   assets...............................      33,302,830      130,891,819
NET ASSETS:
  Beginning of period...................      75,837,938      123,133,073
                                            ------------     ------------
  End of period.........................    $109,140,768     $254,024,892
                                            ============     ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........     $ 5,711,299     $ (1,090,110)
  Capital gains income..................       1,559,601        1,255,431
  Net realized (loss) gain on security
   transactions.........................         (62,176)       1,445,433
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        (222,372)       9,623,019
                                             -----------     ------------
  Net increase in net assets resulting
   from operations......................       6,986,352       11,233,773
                                             -----------     ------------
UNIT TRANSACTIONS:
  Purchases.............................       9,244,144       17,606,410
  Net transfers.........................       5,996,311       27,369,558
  Surrenders for benefit payments and
   fees.................................      (3,894,672)      (4,568,343)
  Net annuity transactions..............          83,430           98,040
                                             -----------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      11,429,213       40,505,665
                                             -----------     ------------
  Net increase (decrease) in net
   assets...............................      18,415,565       51,739,438
NET ASSETS:
  Beginning of period...................      57,422,373       71,393,635
                                             -----------     ------------
  End of period.........................     $75,837,938     $123,133,073
                                             ===========     ============

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-20 ______________________________________

                                                        GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                            MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                             FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $ (1,335,119)  $  (181,029)  $   844,964   $  (114,445)    $ 17,775       $   (136)
  Capital gains income..................   10,415,254       397,311         1,135       238,680       --             22,203
  Net realized gain (loss) on security
   transactions.........................     (224,429)       46,869       (15,929)       (9,270)      --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   46,937,316     6,503,899      (642,094)   10,060,655       --              5,735
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from operations............   55,793,022     6,767,050       188,076    10,175,620       17,775         27,925
                                         ------------   -----------   -----------   -----------     --------       --------
UNIT TRANSACTIONS:
  Purchases.............................   28,146,551    15,704,459     4,494,431     8,251,247       --             --
  Net transfers.........................  131,121,514    36,678,430    11,579,453    34,966,058       --             --
  Surrenders for benefit payments and
   fees.................................   (1,798,300)   (1,186,192)     (881,151)   (1,167,939)     (33,763)        (4,174)
  Net annuity transactions..............      122,890        88,032       177,075        16,976       --             --
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  157,592,655    51,284,729    15,369,808    42,066,342      (33,763)        (4,174)
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net
   assets...............................  213,385,677    58,051,779    15,557,884    52,241,962      (15,988)        23,751
NET ASSETS:
  Beginning of period...................   46,302,383     6,249,337     1,943,547       599,110      486,703        199,787
                                         ------------   -----------   -----------   -----------     --------       --------
  End of period......................... $259,688,060   $64,301,116   $17,501,431   $52,841,072     $470,715       $223,538
                                         ============   ===========   ===========   ===========     ========       ========

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $ 1,221      $  (20,207)    $    17,272
  Capital gains income..................     --             393,152         --
  Net realized gain (loss) on security
   transactions.........................     --               3,527          (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)      6,229,908
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations............      1,221      (1,428,764)      6,243,008
                                            -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................     --           2,806,902       8,947,643
  Net transfers.........................     --           4,398,250          60,144
  Surrenders for benefit payments and
   fees.................................     (4,276)     (1,469,630)     (2,025,318)
  Net annuity transactions..............     --              --              (8,117)
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     (4,276)      5,735,522       6,974,352
                                            -------      -----------    -----------
  Net increase (decrease) in net
   assets...............................     (3,055)      4,306,758      13,217,360
NET ASSETS:
  Beginning of period...................     34,357      23,711,066      22,511,021
                                            -------      -----------    -----------
  End of period.........................    $31,302      $28,017,824    $35,728,381
                                            =======      ===========    ===========

                                                        GROWTH AND                          GLOBAL       SMITH BARNEY
                                           MIDCAP         INCOME         HIGH YIELD        LEADERS           CASH
                                            FUND           FUND             FUND             FUND         PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT***   SUB-ACCOUNT
                                         -----------   -------------   --------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  (320,020)   $    5,967       $   32,022        $    472        $ 19,946
  Capital gains income..................     --            --               --               16,340          --
  Net realized (loss) gain on security
   transactions.........................      (3,698)       (2,267)            (287)          1,084          --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,597,665       740,175           (9,874)         10,436          --
                                         -----------    ----------       ----------        --------        --------
  Net increase in net assets resulting
   from operations......................   6,273,947       743,875           21,861          28,332          19,946
                                         -----------    ----------       ----------        --------        --------
UNIT TRANSACTIONS:
  Purchases.............................  13,468,482     1,325,581          226,463         114,768          --
  Net transfers.........................  18,368,378     4,236,085        1,697,571         456,296          --
  Surrenders for benefit payments and
   fees.................................    (982,314)      (56,204)          (2,348)           (286)        (42,255)
  Net annuity transactions..............     --            --               --              --               --
                                         -----------    ----------       ----------        --------        --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  30,854,546     5,505,462        1,921,686         570,778         (42,255)
                                         -----------    ----------       ----------        --------        --------
  Net increase (decrease) in net
   assets...............................  37,128,493     6,249,337        1,943,547         599,110         (22,309)
NET ASSETS:
  Beginning of period...................   9,173,890       --               --              --              509,012
                                         -----------    ----------       ----------        --------        --------
  End of period......................... $46,302,383    $6,249,337       $1,943,547        $599,110        $486,703
                                         ===========    ==========       ==========        ========        ========

                                          SMITH BARNEY   SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                          APPRECIATION    GOVERNMENT     & INCOME     EQUITY INCOME
                                              FUND        PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $    526       $ 1,465      $   28,796     $   134,592
  Capital gains income..................      15,116        --              --             --
  Net realized (loss) gain on security
   transactions.........................          51        --               1,013           4,124
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      17,076        --           1,927,801         971,715
                                            --------       -------      -----------    -----------
  Net increase in net assets resulting
   from operations......................      32,769         1,465       1,957,610       1,110,431
                                            --------       -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................      --            --           9,760,778      14,622,450
  Net transfers.........................      --            --           6,090,057       5,094,816
  Surrenders for benefit payments and
   fees.................................      (3,555)       (4,272)       (574,799)       (733,985)
  Net annuity transactions..............      --            --              --              25,393
                                            --------       -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      (3,555)       (4,272)     15,276,036      19,008,674
                                            --------       -------      -----------    -----------
  Net increase (decrease) in net
   assets...............................      29,214        (2,807)     17,233,646      20,119,105
NET ASSETS:
  Beginning of period...................     170,573        37,164       6,477,420       2,391,916
                                            --------       -------      -----------    -----------
  End of period.........................    $199,787       $34,357      $23,711,066    $22,511,021
                                            ========       =======      ===========    ===========

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

__________________________________ SA-21 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $  (250,185)           $  (195,980)
  Capital gains income..................          37,363                 10,315
  Net realized gain on security
   transactions.........................             496                  9,042
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,293,466              5,855,275
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,081,140              5,678,652
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................       2,920,379              1,966,282
  Net transfers.........................       2,776,202              4,932,157
  Surrenders for benefit payments and
   fees.................................        (727,009)              (634,023)
  Net annuity transactions..............         --                  --
                                             -----------            -----------
  Net increase in net assets resulting
   from unit transactions...............       4,969,572              6,264,416
                                             -----------            -----------
  Net increase in net assets............       6,050,712             11,943,068
NET ASSETS:
  Beginning of period...................      18,677,732             10,812,355
                                             -----------            -----------
  End of period.........................     $24,728,444            $22,755,423
                                             ===========            ===========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT*          SUB-ACCOUNT*
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $   (85,499)           $   (51,799)
  Capital gains income..................         --                       --
  Net realized (loss) gain on security
   transactions.........................          (4,500)                 1,684
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,696,228                601,328
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,606,229                551,213
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................      11,672,774              6,236,230
  Net transfers.........................       5,647,677              4,185,922
  Surrenders for benefit payments and
   fees.................................        (248,948)              (161,010)
  Net annuity transactions..............         --                       --
                                             -----------            -----------
  Net increase in net assets resulting
   from unit transactions...............      17,071,503             10,261,142
                                             -----------            -----------
  Total increase in net assets..........      18,677,732             10,812,355
NET ASSETS:
  Beginning of period...................         --                      --
                                             -----------            -----------
  End of period.........................     $18,677,732            $10,812,355
                                             ===========            ===========

  *  From inception, March 2, 1998 to December 31, 1998
**** From inception, December 16, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-22 ______________________________________

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH         GROWTH AND       STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND       INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
OPERATIONS:
  Net investment (loss) income.......... $  (115,482)     $  (27,534)         $   56,625           $   (40,320)        $  1,127
  Capital gains income..................     --             --                  --                   1,339,390           --
  Net realized gain on security
   transactions.........................      21,602           3,219                 165                31,237           --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   2,619,527         367,262             (65,581)              430,021              131
                                         -----------      ----------          ----------           -----------         --------
  Net increase (decrease) in net assets
   resulting from operations............   2,525,647         342,947              (8,791)            1,760,328            1,258
                                         -----------      ----------          ----------           -----------         --------
UNIT TRANSACTIONS:
  Purchases.............................   1,591,255       3,251,474             741,317            12,031,575          171,554
  Net transfers.........................     186,787         512,571             475,556             8,174,292           55,943
  Surrenders for benefit payments and
   fees.................................    (341,906)        (95,651)            (64,519)             (207,496)          --
  Net annuity transactions..............     --             --                  --                   --                  --
                                         -----------      ----------          ----------           -----------         --------
  Net increase in net assets resulting
   from unit transactions...............   1,436,136       3,668,394           1,152,354            19,998,371          227,497
                                         -----------      ----------          ----------           -----------         --------
  Net increase in net assets............   3,961,783       4,011,341           1,143,563            21,758,699          228,755
NET ASSETS:
  Beginning of period...................  10,470,230          10,719               9,971                10,571           --
                                         -----------      ----------          ----------           -----------         --------
  End of period......................... $14,432,013      $4,022,060          $1,153,534           $21,769,270         $228,755
                                         ===========      ==========          ==========           ===========         ========

                                             AMSOUTH
                                          SELECT EQUITY
                                              FUND
                                          SUB-ACCOUNT**
                                          -------------
OPERATIONS:
  Net investment (loss) income..........   $   (5,422)
  Capital gains income..................      --
  Net realized gain on security
   transactions.........................           73
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     (204,081)
                                           ----------
  Net increase (decrease) in net assets
   resulting from operations............     (209,430)
                                           ----------
UNIT TRANSACTIONS:
  Purchases.............................    1,791,654
  Net transfers.........................      958,043
  Surrenders for benefit payments and
   fees.................................      (64,235)
  Net annuity transactions..............      --
                                           ----------
  Net increase in net assets resulting
   from unit transactions...............    2,685,462
                                           ----------
  Net increase in net assets............    2,476,032
NET ASSETS:
  Beginning of period...................      --
                                           ----------
  End of period.........................   $2,476,032
                                           ==========

                                          MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                            GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                             FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT*    SUB-ACCOUNT****     SUB-ACCOUNT****      SUB-ACCOUNT****
                                         ------------   -----------------   -----------------   -------------------
OPERATIONS:
  Net investment (loss) income.......... $   (44,785)        $    38             $  111               $     7
  Capital gains income..................     --                  702                  6                    56
  Net realized (loss) gain on security
   transactions.........................      (1,365)        --                 --                   --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     610,042             (20)              (145)                  507
                                         -----------         -------             ------               -------
  Net increase (decrease) in net assets
   resulting from operations............     563,892             720                (28)                  570
                                         -----------         -------             ------               -------
UNIT TRANSACTIONS:
  Purchases.............................   6,771,031          10,000             10,000                10,000
  Net transfers.........................   3,215,967         --                 --                   --
  Surrenders for benefit payments and
   fees.................................     (80,660)             (1)                (1)                    1
  Net annuity transactions..............     --              --                 --                   --
                                         -----------         -------             ------               -------
  Net increase in net assets resulting
   from unit transactions...............   9,906,338           9,999              9,999                10,001
                                         -----------         -------             ------               -------
  Total increase in net assets..........  10,470,230          10,719              9,971                10,571
NET ASSETS:
  Beginning of period...................     --              --                 --                   --
                                         -----------         -------             ------               -------
  End of period......................... $10,470,230         $10,719             $9,971               $10,571
                                         ===========         =======             ======               =======

__________________________________ SA-23 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

__________________________________ SA-24 ______________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------